Inventories - Schedule of Inventories (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Inventories [Abstract]
Raw materials	¥ 36,617,473	$ 5,101,205	¥ 68,613,919
Work in progress	58,114,028	8,095,905	49,083,445
Finished goods	163,931,228	22,837,374	153,879,476
Allowance for inventories	(31,070,837)	(4,328,500)	(68,154,238)
Inventories	¥ 227,591,892	$ 31,705,984	¥ 203,422,602